Nature of the Business (Details)		3 Months Ended		12 Months Ended
	Nov. 26, 2025 USD ($)	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Description of Organization and Business Operations (Details) [Line Items]
Number of operating segments | segment		1		1
Net loss		$ 16,429,430	$ 3,308,219	$ 26,661,677	$ 4,699,469
Accumulated deficit		$ 48,470,206		$ 32,040,776	$ 5,379,099
Business Combination Agreement with A Paradise Acquisition Corp.
Description of Organization and Business Operations (Details) [Line Items]
Business combination, expected proceeds, gross	$ 200,000,000